Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Cash Flows from Operating Activities
Net Income	$ 4,377	$ 13,537
Adjustments to determine net cash flows provided by operating activities:
Securities (gains), other than trading (Note 3)	(181)	(281)
Depreciation of premises and equipment (Note 9)	1,022	780
Depreciation of other assets	62	96
Amortization of intangible assets (Note 11)	1,015	604
Provision for credit losses (Note 4)	2,178	313
Deferred taxes (Note 22)	(732)	475
Net loss on divestitures (Note 10)	0	29
Changes in operating assets and liabilities:
Trading securities	(14,563)	1,698
Derivative asset	14,373	(13,376)
Derivative liability	(14,924)	27,800
Current income taxes	(990)	484
Accrued interest receivable and payable	1,954	142
Other items and accruals, net	6,713	(6,222)
Deposits	38,587	45,232
Loans	(25,382)	(74,748)
Securities sold but not yet purchased	2,219	7,515
Securities lent or sold under repurchase agreements	(5,130)	810
Securities borrowed or purchased under resale agreements	(885)	(954)
Securitization and structured entities' liabilities	(122)	1,023
Net Cash Provided by Operating Activities	9,591	4,957
Cash Flows from Financing Activities
Liabilities of subsidiaries	2,068	6,927
Proceeds from issuance of covered bonds (Note 13)	8,027	12,443
Redemption/buyback of covered bonds (Note 13)	(10,743)	(5,829)
Proceeds from issuance of subordinated debt (Note 15)	1,150	2,337
Repayment of subordinated debt (Note 15)	(1,179)	(850)
Proceeds from issuance of preferred shares, net of issuance costs (Note 16)	648	2,245
Redemption of preferred shares (Note 16)	0	(1,500)
Net proceeds from issuance of common shares (Note 16)	3,339	3,113
Net proceeds from the sale (purchase) of treasury shares (Note 16)	14	(17)
Cash dividends and distributions paid	(2,703)	(2,595)
Repayment of lease liabilities	(353)	(294)
Net Cash Provided by Financing Activities	268	15,980
Cash Flows from Investing Activities
Interest bearing deposits with banks	1,680	3,316
Purchases of securities, other than trading	(50,149)	(96,598)
Maturities of securities, other than trading	20,905	21,204
Proceeds from sales of securities, other than trading	23,186	42,829
Premises and equipment – net (purchases) (Note 9)	(885)	(777)
Purchased and developed software – net (purchases) (Note 11)	(792)	(671)
Acquisitions (Note 10)	(15,102)
Net proceeds from divestitures (Note 10)	0	1,226
Net Cash (Used in) Investing Activities	(21,157)	(29,471)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	1,766	2,739
Net (decrease) in Cash and Cash Equivalents	(9,532)	(5,795)
Cash and Cash Equivalents at Beginning of Year	87,466	93,261
Cash and Cash Equivalents at End of Year (Note 2)	77,934	87,466
Net cash provided by operating activities includes:
Interest paid in the year	33,747	9,557
Income taxes paid in the year	2,591	2,374
Interest received in the year	52,112	24,046
Dividends received in the year	$ 2,349	$ 1,823